Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	$ 3,418	$ 3,570	$ 3,680
Amortization and impairment of intangible assets	708	627	489
Depreciation and impairment of right-of-use asset	473	460	455
Impairment of goodwill	2,733
Cost of sales [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	2,625	2,751	2,807
Amortization and impairment of intangible assets	91	86	67
Depreciation and impairment of right-of-use asset	16	11
Distribution expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	141	155	166
Amortization and impairment of intangible assets	3	4	3
Depreciation and impairment of right-of-use asset	108	191	186
Sales and marketing expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	339	379	414
Amortization and impairment of intangible assets	291	247	165
Depreciation and impairment of right-of-use asset	224	160	153
Administrative expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	310	277	285
Amortization and impairment of intangible assets	323	290	254
Depreciation and impairment of right-of-use asset	125	98	116
Other operating expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	3	$ 8	$ 8
Exceptional Items [member]
Additional Information On Operating Expenses By Nature [Line Items]
Impairment of goodwill	$ 2,733